Auditors' fees - Fees of the auditors (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Ernst and Young [member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 10.0	€ 10.2	€ 10.6
Services required by the law	0.0	0.3	0.3
Subtotal	10.1	10.5	10.8
Other services	0.4	0.4	0.4
Total	€ 10.5	€ 10.8	€ 11.3
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	96.00%	94.00%	94.00%
Services required by the law, percent of total (as a percent)	0.00%	3.00%	2.00%
Subtotal, percent of total (as a percent)	93.00%	97.00%	96.00%
Other services, percent of total (as a percent)	4.00%	3.00%	4.00%
Total (as a percent)	100.00%	100.00%	100.00%
Ernst and Young [member] | Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 5.2	€ 5.1	€ 5.4
Services required by the law	€ 0.0
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	50.00%	48.00%	48.00%
Services required by the law, percent of total (as a percent)	0.00%	0.00%	0.00%
KPMG [member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 10.2	€ 9.8	€ 10.9
Services required by the law	0.5	0.4	0.5
Subtotal	10.7	10.2	11.4
Other services	0.1	0.1	0.1
Total	€ 10.8	€ 10.3	€ 11.5
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	94.00%	95.00%	95.00%
Services required by the law, percent of total (as a percent)	5.00%	4.00%	4.00%
Subtotal, percent of total (as a percent)	99.00%	99.00%	99.00%
Other services, percent of total (as a percent)	1.00%	1.00%	1.00%
Total (as a percent)	100.00%	100.00%	100.00%
KPMG [member] | Parent Company [Member]
Document Information [Line Items]
Statutory audit fees, certifications, auditing of the accounts	€ 5.1	€ 5.1	€ 6.3
Services required by the law	€ 0.2	€ 0.2	€ 0.3
Statutory audit fees, certifications, auditing of the accounts, percent of total (as a percent)	47.00%	49.00%	55.00%
Services required by the law, percent of total (as a percent)	2.00%	2.00%	2.00%